Financial debt - Changes in the recoverable cash advances (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial Debt
As at January 1	€ 8,609	€ 8,871
Advances reimbursed (excluding interest)	(49)
Interest paid	(5)
Initial measurement and re-measurement.	(30)	(25)
Discounting impact	526	539
As at December 31	€ 9,051	€ 9,385